UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR
§§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO July 31, 2018 (Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 91.3%

	Shares	Value
CONSUMER DISCRETIONARY — 18.0%
Advance Auto Parts	3,000	$423,690
AMC Networks, Cl A *	6,000	361,740
Comcast, Cl A	55,500	1,985,790
Discovery, Cl C *	31,500	773,325
DISH Network, Cl A *	40,400	1,275,024
Ford Motor	37,000	371,480
Liberty Expedia Holdings, Cl A *	17,480	842,011
Liberty SiriusXM Group, Cl C *	11,225	530,157
News, Cl A	34,300	516,901
Target	5,000	403,400

		7,483,518

CONSUMER STAPLES — 4.4%
Coca-Cola	27,000	1,259,010
PepsiCo	5,000	575,000

		1,834,010

ENERGY — 3.3%
Antero Resources *	49,700	1,020,838
Range Resources	23,000	354,890

		1,375,728

FINANCIALS — 12.5%
Bank of America	27,000	833,760
Berkshire Hathaway, Cl B *	9,000	1,780,830
CIT Group	12,600	666,918
Progressive	13,600	816,136
Willis Towers Watson	7,000	1,115,940

		5,213,584

HEALTH CARE — 18.7%
Allergan	7,100	1,307,039
Celgene *	10,000	900,900
Cigna	3,725	668,339
CVS Health	17,000	1,102,620
Express Scripts Holding *	7,100	564,166
Gilead Sciences	13,000	1,011,790
Laboratory Corp of America Holdings *	3,525	618,073
McKesson	7,100	891,760
Pfizer	18,550	740,702

		7,805,389

INDUSTRIALS — 4.5%
Southwest Airlines	16,000	930,560
United Continental Holdings *	12,000	964,800

		1,895,360

INFORMATION TECHNOLOGY — 11.9%
Alphabet, Cl C *	437	531,943
Apple	3,340	635,569
Avnet	18,800	824,380
Cisco Systems	14,100	596,289
Dell Technologies - VMware, Cl V *	5,000	462,600
Oracle	16,900	805,792

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO July 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
QUALCOMM	17,050	$1,092,734

		4,949,307

TELECOMMUNICATION SERVICES — 4.7%
AT&T	13,000	415,610
Verizon Communications	30,125	1,555,655

		1,971,265

UTILITIES — 13.3%
Dominion Energy	27,000	1,936,170
FirstEnergy	44,675	1,582,835
PG&E *	15,000	646,200
PPL	48,275	1,388,872

		5,554,077

TOTAL COMMON STOCK (Cost $32,925,228)		38,082,238

SHORT-TERM INVESTMENT — 8.7%

Federated Government Obligations Money Market Fund, Institutional Share, 1.780% (A)	3,618,871	3,618,871

TOTAL SHORT-TERM INVESTMENT (Cost $3,618,871)		3,618,871

TOTAL INVESTMENTS— 100.0% (Cost $36,544,099)		$41,701,109

Percentages are based on Net Assets of $41,681,557.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2018.

Cl	Class

As of July 31, 2018, all of the Portfolio’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2018, the Fund did not hold any Level 3 securities.

For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2018